Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Stock based compensation expense
Charged to general and administrative expenses, total share-based compensation expense was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	(In millions)
Restricted stock and performance awards	$8	$2	$13	$7
Employee stock purchase plan and stock options	1	1	3	2
	$9	$3	$16	$9

Restricted share activity
Restricted stock. Restricted and performance stock activity for the six months ended June 30, 2016 is summarized below:

	Shares	Weighted Average Grant Date Fair Value
	(In thousands)
Unvested balance as of December 31, 2015	1,035	$46.68
Granted	505	64.22
Vested	(329)	41.45
Forfeited	(19)	52.01
Unvested balance as of June 30, 2016	1,192	55.47

Stock based compensation expense
The following table illustrates the components of our share-based compensation expense that are reported in general and administrative expenses in the consolidated statements of income:

	Year Ended December 31,
	2015		2014		2013
	(In millions)
	Pretax Charges	Net-of-Tax Amount	Pretax Charges	Net-of-Tax Amount	Pretax Charges	Net-of-Tax Amount
Restricted stock and performance awards	$19	$13	$19	$12	$26	$23
Employee stock purchase plan and stock options	4	3	3	2	3	2
	$23	$16	$22	$14	$29	$25

Restricted and performance stock activity
Restricted stock. Restricted and performance stock activity for the year ended December 31, 2015 is summarized below:

	Shares	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2014	1,282,072	$33.55
Granted - restricted shares	273,710	64.56
Granted - performance shares	162,827	63.90
Vested - restricted shares	(371,489)	34.58
Vested - performance shares	(264,604)	30.80
Forfeited	(47,759)	37.51
Unvested balance as of December 31, 2015	1,034,757	46.68